Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 69,536	$ 54,805
Restricted cash	6,904	6,840
Accounts receivable, net	15,939	14,202
Due from related parties, short-term	21,661	17,837
Prepaid expenses and other current assets	2,261	3,665
Total current assets	116,301	97,349
Vessels, net	1,335,363	1,441,635
Vessels held for sale	62,072	0
Goodwill	1,579	1,579
Other long-term assets	5,850	1,920
Deferred dry dock and special survey costs, net	10,186	10,326
Investment in affiliates	201,711	204,808
Due from related parties, long-term	28,257	16,474
Total non-current assets	1,645,018	1,676,742
Total assets	1,761,319	1,774,091
Current liabilities
Accounts payable	2,366	2,753
Accrued expenses	13,211	9,802
Deferred revenue	6,516	7,600
Current portion of long-term debt, net of deferred finance cost	74,864	62,643
Total current liabilities	96,957	82,798
Long-term debt, net of current portion, premium and net of deferred finance cost	1,089,901	1,134,940
Deferred gain on sale of assets	8,459	8,982
Total non-current liabilities	1,098,360	1,143,922
Total liabilities	1,195,317	1,226,720
Commitments and contingencies
Puttable common stock 450,000 and 650,000 shares issued and outstanding with $4,500 and $6,500 redemption amount as of June 30, 2016 and December 31, 2015, respectively	4,500	6,500
Stockholders' equity
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; 1,000 series C shares and 4,000 series A and C shares issued and outstanding as of June 30, 2016 and December 31, 2015, respectively	0	0
Common stock, $0.0001 par value; 250,000,000 shares authorized; 150,782,990 and 149,782,990 issued and outstanding as of June 30, 2016 and December 31, 2015, respectively	15	15
Additional paid-in capital	541,384	540,856
Retained earnings	20,103	0
Total stockholders' equity	561,502	540,871
Total liabilities and stockholders' equity	$ 1,761,319	$ 1,774,091